Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Accounts Receivable
Accounts receivable consists of the following as of December 31:	2015	2014
Trade accounts receivable	$534,727	$540,355
Less: Allowance for doubtful accounts	(156,090)	(16,500)
Trade accounts receivable - net	378,637	523,855
Value added tax recoverable	2,290	-
Due from suppliers of services	5,535	20,894
	$386,462	$544,749